Additional Financial Information (Supplemental Cash Flow Information) (Details) - USD ($) $ in Millions	12 Months Ended
	May 29, 2016	May 31, 2015	May 25, 2014
Debt Instruments [Line Items]
Interest paid, net of amounts capitalized	$ 140.8	$ 142.8	$ 117.5
Income taxes paid, net of refunds	128.0	290.7	90.0
Increase in land, buildings and equipment through accrued purchases	14.9	11.1	24.4
Net book value of assets distributed in Four Corners separation, net of deferred tax liabilities	750.4	0.0	$ 0.0
Long-term Debt
Debt Instruments [Line Items]
Interest paid, net of amounts capitalized	$ 68.7	$ 44.0